Debt and Credit Facilities - Short-Term Debt (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt and Credit Facilities
Short-term debt	$ 2,807	$ 1,284
Interest rate	5.20%	5.00%
Commercial paper
Debt and Credit Facilities
Short-term debt	$ 2,807	$ 1,284
Commercial paper | Maximum
Debt and Credit Facilities
Commercial paper authorized to be issued	$ 5,000	$ 5,000
Term of debt	365 days	365 days
Commercial paper | Weighted average
Debt and Credit Facilities
Interest rate	4.93%	0.33%